Supplement dated October 16, 2024, to the Statutory Prospectus, Updating Summary
Prospectus, and Initial Summary Prospectus dated May 1, 2024 for the following variable annuity contracts:

Issued by Pacific Life Insurance Company	Issued by Pacific Life & Annuity Company

Pacific Choice Variable Annuity

Pacific Innovations

Pacific Innovations Select

Pacific Journey

Pacific Journey Select

(Offered before October 1, 2013)

Pacific Journey Select

(Offered on and after October 1, 2013)

Pacific Navigator

Pacific Odyssey
(Offered before October 1, 2013)

Pacific One

Pacific One Select

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Value

Pacific Value Edge

Pacific Value for Prudential

Pacific Value Select

(Offered before October 1, 2013)

Pacific Value Select

(Offered on and after October 1, 2013)

Pacific Select Variable Annuity

Pacific Voyages

Pacific Choice Variable Annuity

Pacific Choice 2

Pacific Innovations Select

Pacific Journey Select

(Offered before October 1, 2013)

Pacific Journey Select

(Offered on and after October 1, 2013)

Pacific Odyssey

(Offered before October 1, 2013)

Pacific Odyssey

(Offered on and after October 1, 2013)

Pacific One Select

Pacific Navigator

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Quest

Pacific Value

Pacific Value Select

(Offered before October 1, 2013)

Pacific Value Select

(Offered on and after October 1, 2013)

Pacific Voyages

Pacific Value Edge

The purpose of this supplement is to announce underlying fund changes. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Updating Summary Prospectus, or Statutory Prospectus, as applicable, (collectively, the "Prospectus") for your Contract, as supplemented. All information in the Prospectus dated May 1, 2024, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448 or (800) 748-6907 for New York contracts, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

Effective November 1, 2024, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

•	All references to the name for the Pacific Select Fund Mid-Cap Equity Portfolio will change to the Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio. The Subadvisor will change from BlackRock Investment Management LLC to Fidelity Diversifying Solutions LLC.
•	The Subadvisor for the Pacific Select Fund Value Portfolio will change from American Century Investment Management, Inc. to Putnam Investment Management, LLC.

Effective November 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses

Pacific Select Fund ESG Diversified Portfolio Class I; Pacific Life Fund Advisors, LLC	0.77%[1]
Pacific Select Fund ESG Diversified Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.75%[1]
Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.64%[1]
Pacific Select Fund Value Portfolio Class I; Pacific Life Fund Advisors LLC (Putnam Investment Management LLC)	0.86%[1]

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Effective November 1, 2024, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following Funds:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Bond Plus Portfolio Class I; Pacific Life Fund Advisors LLC	0.65%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC	0.65%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund Large-Cap Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC	0.63%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund QQ Q® Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC	0.66%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC	0.68%[1]	NA	NA	NA

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Form No. VASUPP1024

VANYSUPP1024